Post-employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unified Plan
Disclosure of defined benefit plans [line items]
Present value of net actuarial obligations, beginning balance	R$ 5,468,000	R$ 6,416,085
Increase in net defined benefit liability (asset) resulting from current service cost	(2,412)	(3,150)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	587,128	522,986
Benefits paid	(578,402)	(559,530)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	92,085	(908,391)
Present value of net actuarial obligations, ending balance	5,566,399	5,468,000
Plan III
Disclosure of defined benefit plans [line items]
Present value of net actuarial obligations, beginning balance	3,947,761	3,820,011
Increase in net defined benefit liability (asset) resulting from current service cost	(1,121)	(1,548)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	420,407	314,125
Benefits paid	(361,982)	(336,775)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	195,912	148,852
Present value of net actuarial obligations, ending balance	4,203,219	3,947,761
Assistance Plan
Disclosure of defined benefit plans [line items]
Present value of net actuarial obligations, beginning balance	1,348,296	1,657,687
Increase in net defined benefit liability (asset) resulting from current service cost	(7,636)	(8,100)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	148,020	140,973
Benefits paid	(105,518)	(96,036)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	273,487	(362,428)
Present value of net actuarial obligations, ending balance	R$ 1,671,921	R$ 1,348,296